Investment in equity accounted investees (Details) ₨ in Millions, $ in Millions		Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Investments accounted for using equity method [Line Items]
Investment in equity accounted investees		₨ 4,811	$ 56	₨ 4,196
Kunshan Rotam Reddy Pharmaceuticals Co Limited [Member]
Investments accounted for using equity method [Line Items]
Investment in equity accounted investees	[1]	4,428		4,130	₨ 4,645
DRES energy private limited [Member]
Investments accounted for using equity method [Line Items]
Investment in equity accounted investees		58		55	57
O2 Renewable Energy IX Private Limited [Member]
Investments accounted for using equity method [Line Items]
Investment in equity accounted investees		308		11	0
Clean Renewable Energy KK2A Private Limited [Member]
Investments accounted for using equity method [Line Items]
Investment in equity accounted investees		17		0	₨ 0
Investment in unquoted equity shares [member]
Investments accounted for using equity method [Line Items]
Investment in equity accounted investees		4,639		4,189
Investment in unquoted equity shares [member] | Kunshan Rotam Reddy Pharmaceuticals Co Limited [Member]
Investments accounted for using equity method [Line Items]
Investment in equity accounted investees		4,428		4,130
Investment in unquoted equity shares [member] | DRES energy private limited [Member]
Investments accounted for using equity method [Line Items]
Investment in equity accounted investees		58		55
Investment in unquoted equity shares [member] | O2 Renewable Energy IX Private Limited [Member]
Investments accounted for using equity method [Line Items]
Investment in equity accounted investees		136
Investment in unquoted equity shares [member] | Clean Renewable Energy KK2A Private Limited [Member]
Investments accounted for using equity method [Line Items]
Investment in equity accounted investees		17		0
Investment in compulsory convertible debentures [member]
Investments accounted for using equity method [Line Items]
Investment in compulsory convertible debentures		172		7
Investment in compulsory convertible debentures [member] | O2 Renewable Energy IX Private Limited [Member]
Investments accounted for using equity method [Line Items]
Investment in compulsory convertible debentures		₨ 172		₨ 7

[1]	Includes Rs.181 representing the goodwill on acquisition of investment.